Noncontrolling Interests (Tables)	12 Months Ended
Mar. 31, 2012
Noncontrolling Interests [Abstract]
Changes In MUFG's Ownership Interests In Subsidiaries

	2010	2011	2012
	(in millions)
Net income attributable to Mitsubishi UFJ Financial Group	¥868,662	¥452,645	¥416,231
Transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders:
Conversion of preferred stock to common stock issued by a subsidiary	(641)	—	—
Change in ownership interest in Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. in connection with the securities joint venture (Note 2)	—	20,550	—
Issuance of new shares of Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. (Note 2)	—	—	(20,000)
Other	221	3,859	759

Net transfers from (to) noncontrolling interest shareholders	(420)	24,409	(19,241)

Change from net income attributable to Mitsubishi UFJ Financial Group and transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders	¥868,242	¥477,054	¥396,990